The Integrity Funds
1 Main Street North
Minot, ND58703

November 14, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	The Integrity Funds (the "Registrant")
File No. 033-53698
CIK No. 0000893730

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that Post-Effective Amendment No. 50, the most recent amendment to the registration statement on Form N-1A for the above captioned Registrant with respect to its three series (the Williston Basin/Mid-North America Stock Fund (formerly named the Integrity Small Cap Growth Fund), the Integrity Growth & Income Fund, and the Integrity High Income Fund) (the "Amendment") does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Amendment was filed electronically with the Commission on November 10, 2008.

The Integrity Funds

By: /s/ Adam Forthun

Treasurer